Long Term Bank Loans (Details) ¥ in Millions			1 Months Ended		12 Months Ended
	May 11, 2020 USD ($)	May 11, 2020 CNY (¥)	Mar. 31, 2019 USD ($)	Jun. 30, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)
Long Term Bank Loans (Details) [Line Items]
Repayments of debt					$ 400,000	¥ 3.0
Total interest on long-term bank loans					612,080		$ 552,804		$ 585,158
Subsequent Event [Member]
Long Term Bank Loans (Details) [Line Items]
Repayment amount	$ 287,000	¥ 2.0
RETO [Member]
Long Term Bank Loans (Details) [Line Items]
Non-controlling equity interest percentage				15.683%
Beijing REIT [Member]
Long Term Bank Loans (Details) [Line Items]
Non-controlling equity interest percentage				84.317%
REIT Construction [Member]
Long Term Bank Loans (Details) [Line Items]
Long term debt, description			The loan bears a fixed interest rate of 9.72% per annum. REIT Construction is required to repay RMB 2 million on March 26, 2020 and RMB 3 million on March 26, 2021. The loan is guaranteed by the CEO and his wife. The Company had repaid $143,600 (RMB 1 million) before September 24, 2020. On September 24, 2020, REIT Construction obtained approval from Dongfang Credit Cooperative Association and amended the repayment schedule to defer the repayment terms of the other $143,600 (RMB 1 million) from March 26, 2020 to January 2021.
Line of credit facility borrowing			$ 700,000								¥ 5.0
REIT Changjiang [Member]
Long Term Bank Loans (Details) [Line Items]
Long term debt, description				In June 2018, REIT Changjiang entered into a loan agreement with CCCA to borrow approximately $8.7 million (RMB $60 million) for the purpose of expansion of its production facilities. The loan has a term of six years from June 19, 2018 to June 19, 2024 with a fixed interest rate of 7% per annum.
Land use right square meters				306,000
Repayments of debt							$ 100,000	¥ 1.0
Outstanding loan amount					$ 8,041,600					¥ 5.6